Condensed Consolidated Statements of Changes in Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] Class A ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] Class B ordinary shares [Member] CNY (¥) shares	Treasury stock [Member] CNY (¥)	Additional paid-in capital [Member] CNY (¥)	Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Statutory reserve [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Total YXT.COM Group Holding Limited shareholders' deficit [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)
Beginning balance at Dec. 31, 2023	¥ (3,410,993)		¥ 33				¥ 16,671	¥ 23,775	¥ 4,322	¥ (3,490,681)	¥ (3,445,880)	¥ 34,887
Beginning balance, shares at Dec. 31, 2023 | shares			48,253,425
Net income/(loss)	21,359									21,659	21,659	(300)
Foreign currency translation adjustments, net of tax	1,191							1,191			1,191
Unrealized loss on investments in available-for-sale debt securities, net of tax	(5,408)							(5,408)			(5,408)
Deconsolidation of CEIBS Publishing Group (Note 4)	(34,587)								(4,322)	4,322		(34,587)
Deemed dividend to preferred shareholders due to modifications	(5,940)						(5,940)				(5,940)
Net accretion on convertible redeemable preferred shares to redemption value (Note 18)	(204,364)						(14,551)			(189,813)	(204,364)
Share-based compensation (Note 13)	3,820						3,820				3,820
Ending balance, shares at Jun. 30, 2024 | shares			48,253,425
Ending balance at Jun. 30, 2024	(3,634,922)		¥ 33					19,558	¥ 0	(3,654,513)	¥ (3,634,922)	¥ 0
Beginning balance at Dec. 31, 2024	227,230			¥ 118	¥ 11	¥ 0	3,489,553	25,096		(3,287,548)
Beginning balance, shares at Dec. 31, 2024 | shares				163,294,773	16,931,824
Net income/(loss)	(73,878)	$ (10,313)								(73,878)
Foreign currency translation adjustments, net of tax	(301)	(42)						(301)
Unrealized loss on investments in available-for-sale debt securities, net of tax	(497)							(497)
Deemed dividend to preferred shareholders due to modifications	0	0
Repurchase of ordinary shares, Value	(2,157)					(2,157)
Repurchase of ordinary shares, Shares | shares			(383,916)	(1,151,748)
Share-based compensation (Note 13)	9,873						9,873
Ending balance, shares at Jun. 30, 2025 | shares				162,143,025	16,931,824
Ending balance at Jun. 30, 2025	¥ 160,270	$ 22,373		¥ 118	¥ 11	¥ (2,157)	¥ 3,499,426	¥ 24,298		¥ (3,361,426)